Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $67,139,010.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 67,139,010
Final Prospectus	true